Property and Equipment, net (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Property, plant and equipment
Property, plant and equipment, Gross			$ 3,256	$ 2,123
Less: accumulated depreciation and amortization	[1]		(1,871)	(731)
Total Property and Equipment, Net		$ 896	1,385	1,392
Computer and office equipment [Member]
Summary of Property, plant and equipment
Property, plant and equipment, Gross	[1]		2,662	1,528
Furniture and fixtures [Member]
Summary of Property, plant and equipment
Property, plant and equipment, Gross	[1]		378	274
Leasehold improvements [Member]
Summary of Property, plant and equipment
Property, plant and equipment, Gross			53	68
Software [Member]
Summary of Property, plant and equipment
Property, plant and equipment, Gross			$ 163	$ 253

[1]	Includes assets under capital lease arrangements (see Note 17).